Document and Entity Information	0 Months Ended
Mar. 24, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 24, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 24, 2014
Prospectus Date	Mar. 24, 2014
Dreyfus Alternative Diversifier Strategies Fund | Class A
Risk/Return:
Trading Symbol	DRNAX
Dreyfus Alternative Diversifier Strategies Fund | Class C
Risk/Return:
Trading Symbol	DRNCX
Dreyfus Alternative Diversifier Strategies Fund | Class I
Risk/Return:
Trading Symbol	DRNIX
Dreyfus Alternative Diversifier Strategies Fund | Class Y
Risk/Return:
Trading Symbol	DRYNX
Dreyfus Select Managers Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	DBNAX
Dreyfus Select Managers Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	DBNCX
Dreyfus Select Managers Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	DBNIX
Dreyfus Select Managers Long/Short Equity Fund | Class Y
Risk/Return:
Trading Symbol	DBNYX
Dreyfus TOBAM Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DABQX
Dreyfus TOBAM Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DABPX
Dreyfus TOBAM Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DABOX
Dreyfus TOBAM Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DABNX